UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

SCHEDULE OF INVESTMENTS	MARCH 31, 2013 (UNAUDITED)

	Shares	Market Value

Common Stocks 93.82%

Apartments (REITs) 17.62%
Apartment Investment & Management Co., Class A	75,000	$2,299,500
Associated Estates Realty Corp.	213,700	3,983,368
BRE Properties, Inc.	37,000	1,801,160
Camden Property Trust	40,000	2,747,200
Equity Residential	80,000	4,404,800
Essex Property Trust, Inc.	10,000	1,505,800
Home Properties, Inc.	41,000	2,600,220
Mid-America Apartment Communities, Inc.	25,900	1,788,654
UDR, Inc.	156,091	3,775,841
		24,906,543

Diversified (REITs) 12.34%
Coresite Realty Corp.	25,000	874,500
Covidien International Finance SA	90,000	1,062,000
Digital Realty Trust, Inc.	80,000	5,352,800
DuPont Fabros Technology, Inc.	179,700	4,361,319
National Health Investors, Inc.	50,200	3,285,590
Vornado Realty Trust	30,000	2,509,200
		17,445,409

Energy 9.56%
Access Midstream Partners LP	25,000	1,009,250
Atlas Resource Partners LP	50,000	1,209,500
Calumet Specialty Products Partners LP	55,000	2,048,750
Eagle Rock Energy Partners LP	50,000	491,000
Enterprise Products Partners LP	26,649	1,606,668
Kinder Morgan Energy Partners LP	10,000	897,700
MarkWest Energy Partners LP	22,000	1,336,500
Mid-Con Energy Partners LP	20,000	459,000
Spectra Energy Partners LP	40,000	1,574,000
Targa Resources Partners LP	40,000	1,840,800
Williams Partners LP	20,000	1,036,000
		13,509,168

Health Care (REITs) 9.94%
HCP, Inc.	150,000	7,479,000
Health Care REIT, Inc.	34,300	2,329,313
Healthcare Realty Trust, Inc.	84,994	2,412,980
Ventas, Inc.	25,000	1,830,000
		14,051,293

Hotels (REITs) 8.33%
Ashford Hospitality Trust, Inc.	75,000	927,000
Chesapeake Lodging Trust	24,300	557,442
DiamondRock Hospitality Co.	95,103	885,409
FelCor Lodging Trust, Inc.*	577,015	3,433,239
Hersha Hospitality Trust	79,980	467,083

REAL ESTATE INCOME AND GROWTH FUND	1

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Shares	Market Value

Hotels (REITs) (cont.)
Host Hotels & Resorts, Inc.	204,150	$3,570,584
LaSalle Hotel Properties	25,000	634,500
Pebblebrook Hotel Trust	10,000	257,900
RLJ Lodging Trust	5,000	113,800
Sunstone Hotel Investors, Inc.*	75,000	923,250
		11,770,207

Industrial (REITs) 2.77%
First Industrial Realty Trust, Inc.	30,000	513,900
ProLogis, Inc.	85,000	3,398,300
		3,912,200

Manufactured Homes (REITs) 1.57%
Sun Communities, Inc.	45,000	2,219,850

Net Lease (REITs) 0.64%
National Retail Properties, Inc.	25,000	904,250

Office Space (REITs) 8.00%
BioMed Realty Trust, Inc.	110,000	2,376,000
Boston Properties, Inc.	50,000	5,053,000
Douglas Emmett, Inc.	20,000	498,600
Hudson Pacific Properties, Inc.	26,000	565,500
Kilroy Realty Corp.	10,000	524,000
Mack-Cali Realty Corp.	20,000	572,200
SL Green Realty Corp.	20,000	1,722,200
		11,311,500

Regional Malls (REITs) 14.04%
CBL & Associates Properties, Inc.	100,000	2,360,000
Glimcher Realty Trust	50,000	580,000
Macerich Co.(The)	40,000	2,575,200
Simon Property Group, Inc.	70,000	11,099,200
Tanger Factory Outlet Centers, Inc.	50,858	1,840,043
Taubman Centers, Inc.	18,000	1,397,880
		19,852,323

Shopping Centers (REITs) 6.24%
DDR Corp.	75,000	1,306,500
Equity One, Inc.	30,000	719,100
Federal Realty Investment Trust	25,000	2,701,000
Kimco Realty Corp.	100,000	2,240,000
Regency Centers Corp.	20,000	1,058,200
Weingarten Realty Investors	25,000	788,750
		8,813,550

Storage (REITs) 2.77%
CubeSmart	40,000	632,000
Sovran Self Storage, Inc.	51,027	3,290,731
		3,922,731
Total Common Stocks (Cost 83,501,756)		132,619,024

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 5.54%

Diversified (REITs) 0.50%
DuPont Fabros Technology, Inc., Series B, 7.63%	7,800	$210,522
Vornado Realty Trust, Series L, 5.40%	20,000	494,200
		704,722

Hotels (REITs) 2.91%
Ashford Hospitality Trust, Inc., Series E, 9.00%	20,000	552,200
Chesapeake Lodging Trust, Series A, 7.75%	10,000	278,400
FelCor Lodging Trust, Inc., Series C, 8.00%	30,000	755,400
Hersha Hospitality Trust, Series C, 6.88%	10,000	256,400
Hersha Hospitality Trust, Series B, 8.00%	3,000	78,840
LaSalle Hotel Properties, Series I, 6.38%	10,000	247,700
Pebblebrook Hotel Trust, Series B, 8.00%	40,000	1,094,000
Sunstone Hotel Investors, Inc., Series D, 8.00%	31,934	851,999
		4,114,939

Office Space (REITs) 0.25%
Kilroy Realty Corp., Series H, 6.38%	13,985	361,652

Regional Malls (REITs) 0.80%
CBL & Associates Properties, Inc., Series E, 6.63%	20,000	504,800
Pennsylvania Real Estate Investment Trust, Series A, 8.25%	4,000	106,280
Taubman Centers, Inc., Series J, 6.50%	20,000	519,800
		1,130,880

Storage (REITs) 0.72%
Public Storage, Inc., Series V, 5.38%	40,000	1,014,400

Utilities 0.36%
Entergy Arkansas, Inc., 4.90%	20,000	505,800
Total Preferred Stocks (Cost 7,168,519)		7,832,393

Money Market 0.07%
Fidelity Institutional Money Market Funds—Prime Money Market Portfolio	91,331	91,331
Total Money Market (Cost 91,331)		91,331

Total Investments — 99.43% (Cost 90,761,606)		140,542,748
Other Assets in Excess of Liabilities — 0.57%		807,004
NET ASSETS — 100.00%		$141,349,752

* Non-income producing security.

LP	- Limited Partnership

REAL ESTATE INCOME AND GROWTH FUND	3

SCHEDULE OF INVESTMENTS	MARCH 31, 2013 (UNAUDITED)

	Shares	Market Value

Common Stocks 92.73%

Consumer Discretionary 9.77%
Ford Motor Co.	2,500	$32,875
Home Depot, Inc. (The)	20,000	1,395,600
McDonald’s Corp.	9,380	935,092
Target Corp.	8,000	547,600
Time Warner, Inc.	12,200	702,964
Walt Disney Co. (The)	24,100	1,368,880
Wyndham Worldwide Corp.	11,000	709,280
		5,692,291

Consumer Staples 10.79%
Altria Group, Inc.	25,700	883,823
ConAgra Foods, Inc.	2,500	89,525
Estee Lauder Cos., Inc.(The), Class A	7,900	505,837
Hershey Co.(The)	3,500	306,355
Kimberly-Clark Corp.	3,200	313,536
Kraft Foods Group Inc	5,499	283,363
Mondelez International Inc., Class A	16,500	505,065
PepsiCo, Inc.	13,250	1,048,208
Philip Morris International, Inc.	12,000	1,112,520
Procter & Gamble Co.	9,900	762,894
Wal-Mart Stores, Inc.	6,424	480,708
		6,291,834

Energy 10.18%
Apache Corp.	3,000	231,480
Chevron Corp.	4,000	475,280
ConocoPhillips	15,100	907,510
Devon Energy Corp.	5,100	287,742
Enterprise Products Partners LP	3,348	201,851
Exxon Mobil Corp.	16,050	1,446,265
Halliburton Co.	7,100	286,911
Helmerich & Payne, Inc.	1,600	97,120
Marathon Oil Corp.	5,000	168,600
Schlumberger Ltd.	12,575	941,742
Suncor Energy, Inc.	4,000	120,040
Tesoro Corp.	2,000	117,100
Valero Energy Corp.	8,700	395,763
Williams Partners LP	5,000	259,000
		5,936,404

Financials 10.42%
American Express Co.	10,000	674,600
Bank of America Corp.	39,100	476,238
Citigroup, Inc.	14,500	641,480
Goldman Sachs Group, Inc.(The)	4,615	679,097
Hartford Financial Services Group, Inc.(The)	7,500	193,500

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
JPMorgan Chase & Co.	22,927	$1,088,115
MetLife, Inc.	6,875	261,388
Royal Bank of Canada	4,200	253,260
Travelers Cos., Inc.(The)	4,500	378,855
U.S. Bancorp	9,700	329,121
Wells Fargo & Co.	29,686	1,098,085
		6,073,739

Health Care 12.99%
Abbott Laboratories	7,300	257,836
AbbVie, Inc.	7,300	297,694
Actavis, Inc.*	6,150	566,477
Bristol-Myers Squibb Co.	5,000	205,950
C.R. Bard, Inc.	3,000	302,340
Covidien PLC	10,700	725,888
Eli Lilly & Co.	5,000	283,950
Express Scripts Holding Co.*	4,668	269,110
HCA Holdings, Inc.*	4,500	182,835
Johnson & Johnson	10,510	856,880
McKesson Corp.	6,000	647,760
Merck & Co., Inc.	17,600	778,448
Pfizer, Inc.	28,300	816,738
Thermo Fisher Scientific, Inc.	2,700	206,523
UnitedHealth Group, Inc.	15,800	903,918
Warner Chilcott PLC, Class A	20,000	271,000
		7,573,347

Industrials 10.04%
3M Co.	9,350	993,999
Boeing Co.(The)	9,630	826,736
Caterpillar, Inc.	6,000	521,820
CSX Corp.	42,750	1,052,932
General Electric Co.	60,381	1,396,009
Masco Corp.	5,000	101,250
Pentair, Inc.	1,847	97,429
Tyco International Ltd.	7,700	246,400
United Parcel Service, Inc., Class B	5,726	491,863
United Technologies Corp.	1,300	121,459
		5,849,897

Information Technology 16.02%
Accenture PLC, Class A	8,700	660,939
Adobe Systems, Inc.*	4,200	182,742
Apple, Inc.	4,300	1,903,309
Cisco Systems, Inc.	18,500	386,835
EMC Corp.*	18,300	437,187
Intel Corp.	26,400	576,840
International Business Machines Corp.	5,358	1,142,861
Microsoft Corp.	25,550	730,986
Oracle Corp.	30,800	996,072
QUALCOMM, Inc.	7,500	502,125

LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Shares	Market Value

Information Technology (cont.)
Symantec Corp.*	29,100	$718,188
Texas Instruments, Inc.	14,925	529,539
Visa, Inc., Class A	3,350	568,964
		9,336,587

Materials 3.49%
Dow Chemical Co.(The)	8,650	275,416
Du Pont (E.I.) de Nemours & Co.	13,500	663,660
Eastman Chemical Co.	1,000	69,870
Newmont Mining Corp.	8,000	335,120
Nucor Corp.	2,000	92,300
Packaging Corp. of America	13,380	600,361
		2,036,727

Real Estate Investment Trust 3.93%
American Realty Capital Properties Inc	3,500	51,380
American Tower Corp.*	4,050	311,526
Equity Residential	6,400	352,384
Kimco Realty Corp.	11,890	266,336
ProLogis, Inc.	7,588	303,368
Simon Property Group, Inc.	4,309	683,235
Starwood Property Trust Inc	11,700	324,792
		2,293,021

Telecommunication Services 3.43%
AT&T, Inc.	25,350	930,092
CenturyLink, Inc.	1,800	63,234
Verizon Communications, Inc.	20,440	1,004,626
		1,997,952

Utilities 1.67%
Consolidated Edison, Inc.	4,700	286,841
Duke Energy Corp.	1,100	79,849
Wisconsin Energy Corp.	14,100	604,749
		971,439
Total Common Stocks (Cost 38,007,272)		54,053,238

Preferred Stocks 4.40%

Consumer Discretionary 0.11%
Comcast Corp., 5.00%	2,500	63,800

Financials 1.76%
Aegon NV, 6.38%	5,000	131,900
Aegon NV, 8.00%	3,000	86,100
American Financial Group, Inc., 6.38%	5,000	134,150
BGC Partners, Inc., 8.13%	5,000	135,150
General Electric Capital Corp., 4.88%	5,000	128,600
Goldman Sachs Group, Inc.(The), 5.95%	3,000	75,900
Goldman Sachs Group, Inc.(The), 6.13%	2,000	53,680
KKR Financial Holdings LLC, Series A, 7.38%	3,000	78,150

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Wells Fargo & Co., 5.20%	3,000	$76,470
Wells Fargo & Co., Series O, 5.13%	5,000	125,050
		1,025,150

Industrials 0.05%
Pitney Bowes, Inc., 6.70%, 3/7/43	1,000	25,740

Real Estate Investment Trust 1.24%
Kimco Realty Corp., Series J, 5.50%	5,000	126,900
Kimco Realty Corp., Series K, 5.63%	2,000	50,620
Public Storage, Inc., Series R, 6.35%	2,000	53,580
Public Storage, Inc., Series T, 5.75%	2,500	64,375
Senior Housing Properties Trust, 5.63%	5,000	125,250
Taubman Centers, Inc., Series J, 6.50%	2,500	64,975
Vornado Realty Trust, Series J, 6.88%	4,000	109,280
Vornado Realty Trust, Series K, 5.70%	5,000	127,300
		722,280

Telecommunication Services 0.67%
Qwest Corp., 7.00%	5,000	134,100
Telephone & Data Systems, Inc., 7.00%	4,000	105,800
United States Cellular Corp., 6.95%	5,742	152,393
		392,293

Utilities 0.57%
Duke Energy Corp., 5.13%	2,000	50,780
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	1,000	26,250
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	5,000	130,050
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	5,000	125,400
		332,480
Total Preferred Stocks (Cost 2,432,601)		2,561,743

Money Market 1.99%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio	1,161,280	1,161,280
Total Money Market (Cost 1,161,280)		1,161,280

Total Investments — 99.12% (Cost 41,601,153)		57,776,261
Other Assets in Excess of Liabilities — 0.88%		512,098
NET ASSETS — 100.00%		$58,288,359

* Non-income producing security.

LP	- Limited Partnership

LARGE CAP VALUE FUND	7

SCHEDULE OF INVESTMENTS	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

U.S. Municipal 98.66%

Alabama 0.67%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$108,324
University of Alabama/The, University & College Improvements, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.50%, 07/01/42	1,000,000	948,960
		1,057,284

Alaska 0.42%
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	101,416
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	101,582
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100, (OID), 5.00%, 06/01/32	500,000	458,385
		661,383

Arizona 0.60%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	107,762
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	745,000	735,010
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	111,672
		954,444

California 4.53%
Bay Area Toll Authority, Highway Improvements, Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/27	250,000	288,410
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	300,920
California State Public Works Board, University & College Improvements, Revenue Bonds, Series H, Callable 04/01/22 @ 100, (OID), 4.00%, 04/01/37	250,000	242,855
City of Los Angeles Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	101,377
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	53,432
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	287,007
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	30,000	28,829
Huntington Beach Public Financing Authority, Public Improvements, Revenue Bonds, Callable 09/01/21 @ 100, (OID), 4.50%, 09/01/31	250,000	265,450
State of California, Refunding Bonds, General Obligation Unltd, Callable 02/01/22 @ 100, (OID), 4.00%, 02/01/32	500,000	516,140
State of California, Refunding Bonds, General Obligation Unltd, Callable 09/01/22 @ 100, 4.00%, 09/01/37	1,200,000	1,206,516
State of California, Refunding Bonds, General Obligation Unltd, Callable 02/01/22 @ 100, 4.38%, 02/01/38	500,000	515,685

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
State of California, Port, Airport & Marina Improvements, General Obligation Unltd, Callable 11/01/20 @ 100, 5.00%, 11/01/25	$250,000	$291,957
State of California, Refunding Bonds, General Obligation Unltd, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	288,222
State of California, Refunding Bonds, General Obligation Unltd, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	547,850
State of California, Refunding Bonds, General Obligation Unltd, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	558,005
State of California, Port, Airport & Marina Improvements, General Obligation Unltd, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	288,417
State of California, Public Improvements, General Obligation Unltd, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	596,555
State of California, Public Improvements, General Obligation Unltd, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	118,455
University of California, University & College Improvements, Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	486,918
Washington Township Health Care District, Hospital Improvements, General Obligation Unltd, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	23,023
Washington Township Health Care District, Hospital Improvements, General Obligation Unltd, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	155,047
		7,161,070

Colorado 0.40%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	111,956
Montrose Memorial Hospital, Hospital Improvements, Revenue Bonds, Callable 12/01/13 @ 102, (OID), 6.00%, 12/01/33	500,000	518,955
		630,911

Connecticut 6.08%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 4.90%, 11/15/36	450,000	479,421
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 5.00%, 11/15/41	120,000	127,387
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	245,000	256,206
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	239,000
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	247,245
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	257,713
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	152,681
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	254,063
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	501,725
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	751,275
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	254,330
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.38%, 11/15/31	100,000	103,049

HIGH YIELD TAX-FREE FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	$500,000	$507,190
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	106,452
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	226,666
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	238,733
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	278,710
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	385,000	436,043
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	256,350
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	102,405
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	524,540
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	517,180
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	535,895
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	108,199
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	133,924
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	110,938
State of Connecticut, Public Improvements, General Obligation Unltd, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	265,377
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 3.00%, 01/01/33	1,000,000	923,670
State of Connecticut Special Tax Revenue, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	121,466
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	530,898
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	58,425
		9,607,156

District of Columbia 0.54%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (FSA), 5.45%, 07/15/35	525,000	565,414
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fanni Mae), 4.90%, 06/01/40	280,000	293,056
		858,470

Florida 5.34%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	175,970

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
City of Jacksonville , Public Improvements, Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/34	$200,000	$225,926
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	114,834
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	134,654
City of Miami Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	543,630
County of Miami-Dade, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	118,238
County of Miami-Dade, Public Improvements, General Obligation Unltd, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	288,697
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	278,247
County of Miami-Dade, Refunding Revenue Bonds, Subseries B, Callable 10/01/22 @ 100, (AGM), 4.00%, 10/01/37	250,000	251,770
County of Miami-Dade, Refunding Revenue Bonds, Subseries B, Callable 10/01/22 @ 100, (OID), 4.00%, 10/01/37	250,000	251,770
County of Miami-Dade Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	172,068
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	105,078
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	288,880
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	183,752
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	109,044
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	150,627
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	95,000	100,228
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	112,763
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	113,408
FSU Financial Assistance, Inc., Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	553,330
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	234,276
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	242,415
JEA Electric System Revenue, Revenue Bonds, Series THREE-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	493,380
JEA Electric System Revenue, Refunding Revenue Bonds, Subseries A, Callable 10/01/18 @ 100, 3.00%, 10/01/26	300,000	288,975
JEA Electric System Revenue, Refunding Revenue Bonds, Subseries A, Callable 10/01/18 @ 100, 3.00%, 10/01/26	100,000	99,780
JEA Electric System Revenue, Refunding Revenue Bonds, Subseries B, Callable 10/01/18 @ 100, 3.00%, 10/01/26	500,000	490,725

HIGH YIELD TAX-FREE FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	$515,000	$521,128
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	253,038
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	312,606
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	433,696
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	190,128
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	52,781
State of Florida, School Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 101, (OID), 5.25%, 07/01/24	380,000	445,026
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	111,755
		8,442,623

Georgia 1.31%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	272,130
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	369,580
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	282,175
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	103,558
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	182,652
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	59,202
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	293,115
Georgia Housing & Finance Authority, State Single-Family Housing, Revenue Bonds, Series A-1, Callable 12/01/21 @ 100, 4.00%, 12/01/37	500,000	508,410
		2,070,822

Hawaii 0.03%
Hawaii Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	43,940

Idaho 0.16%
Idaho State Building Authority, Refunding Revenue Bonds, Callable 09/01/22 @ 100, (OID), 4.00%, 09/01/37	250,000	258,320

Illinois 3.67%
Chicago Board of Education, School Improvements, General Obligation Unltd, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/42	2,500,000	2,671,700
City of Chicago, Local Multi-Family Housing, Revenue Bonds, Callable 08/01/20 @ 100, (Freddie Mac), 4.75%, 02/01/31	250,000	264,397
City of Chicago, Refunding Bonds, General Obligation Unltd, Series C, Callable 01/01/22 @ 100, 4.00%, 01/01/30	500,000	505,500
City of Chicago Waterworks Revenue, Refunding Revenue Bonds, Callable 11/01/22 @ 100, 4.00%, 11/01/37	500,000	505,150

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Illinois Finance Authority, University & College Improvements, Revenue Bonds, Series A, Callable 10/01/21 @ 100, 4.00%, 10/01/33	$300,000	$315,219
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	264,327
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	246,687
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	115,523
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	198,748
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	294,910
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	303,520
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	114,818
		5,800,499

Indiana 1.93%
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	272,432
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	291,998
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	113,331
Indiana Finance Authority, Water & Sewer Improvements, Revenue Bonds, Series C, Callable 02/01/23 @ 100, 4.00%, 02/01/32	250,000	269,807
Town of Munster , Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,099,620
		3,047,188

Iowa 0.38%
Iowa Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, 4.75%, 08/01/42	250,000	251,483
Iowa State Finance Authority, Revenue Bonds, Series A, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	340,446
		591,929

Kansas 0.60%
Kansas Development Finance Authority, Refunding Revenue Bonds, Callable 05/15/22 @ 100, 4.00%, 11/15/37	675,000	678,571
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	270,312
		948,883

Kentucky 0.18%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	250,000	284,957

Louisiana 0.85%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	284,770
Parish of St. John the Baptist , Industrial Improvements, Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	1,000,000	1,061,180
		1,345,950

HIGH YIELD TAX-FREE FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Maine 0.57%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	$500,000	$496,045
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series A, Callable 01/15/20 @ 100, 4.25%, 11/15/27	100,000	104,305
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	98,593
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	98,431
Maine State Housing Authority, Local Single-Family Housing, Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	107,084
		904,458

Maryland 2.12%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	258,603
Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	375,084
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	513,490
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	571,835
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	504,327
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	64,925
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	174,398
Montgomery County Housing Opportunites Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	600,000	606,036
Montgomery County Housing Opportunites Commission, Local Multi-Family Housing, Revenue Bonds, Series B-1, Callable 07/01/20 @ 100, 5.00%, 07/01/31	250,000	276,530
		3,345,228

Massachusetts 1.61%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	205,000	223,194
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	85,000	92,320
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	163,826
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	100,000	106,683
Massachusetts Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series 159, Callable 12/01/21 @ 100, 4.05%, 12/01/32	250,000	258,110
Massachusetts Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series 162, Callable 06/01/22 @ 100, (Freddie Mac) (Fanni Mae), 3.50%, 12/01/42	100,000	97,470
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	187,033
Massachusetts Housing Finance Agency, Revenue Bonds, Series B, Callable 12/01/22 @ 100, 3.50%, 12/01/31	300,000	302,442

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts (cont.)
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	$100,000	$107,712
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	105,883
Massachusetts State College Building Authority, Refunding Revenue Bonds, Series B, Callable 05/01/22 @ 100, 4.00%, 05/01/43	500,000	508,760
Massachusetts State College Building Authority, University & College Improvements, Revenue Bonds, Series C, Callable 05/01/22 @ 100, 3.00%, 05/01/34	150,000	136,880
Massachusetts Water Pollution Abatement Trust/The, Refunding Revenue Bonds, Subseries 16B, Callable 08/01/20 @ 100, 4.00%, 08/01/42	250,000	256,380
		2,546,693

Michigan 2.88%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	496,280
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	854,025
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	114,282
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100, (OID), 5.63%, 11/15/29	100,000	113,588
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	205,000	217,884
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	730,647
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	555,546
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	260,008
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	261,415
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	298,605
Western Michigan University, University & College Improvements, Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/26	550,000	639,309
		4,541,589

Minnesota 0.13%
City of St. Cloud , Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100, (OID), 5.00%, 05/01/25	200,000	210,474

Mississippi 0.17%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	265,112

Missouri 0.35%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	306,762
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	155,000	161,879
Missouri State Health & Educational Facilities Authority, Health, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	90,703
		559,344

HIGH YIELD TAX-FREE FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Montana 0.17%
Montana Facility Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	$250,000	$274,862

Nebraska 0.19%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	296,650

Nevada 0.10%
City of Reno, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	54,387
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	100,000	103,450
		157,837

New Hampshire 0.24%
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	253,988
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	118,595
		372,583

New Jersey 8.92%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	286,612
Hudson County Improvement Authority, Refunding Revenue Bonds, Callable 04/01/22 @ 100, (GTD) (OID), 3.00%, 04/01/28	250,000	244,373
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	182,384
New Jersey Economic Development Authority, Refunding Revenue Bonds, Callable 03/01/23 @ 100, 4.00%, 03/01/29	2,000,000	2,086,500
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	250,000	281,840
New Jersey Economic Development Authority, Economic Improvements, Revenue Bonds, Callable 06/15/14 @ 100, (OID), 5.75%, 06/15/29	450,000	479,749
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	110,406
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	855,000	1,002,043
New Jersey Educational Facilities Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, 4.00%, 07/01/32	500,000	510,845
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 01/01/14 @ 100, (OID), 5.38%, 07/01/29	500,000	510,780
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	641,634
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	243,036
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	292,693
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	245,000	264,375
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	107,060

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	$65,000	$68,460
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	140,000	148,931
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	225,192
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	561,715
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	100,000	118,999
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.00%, 06/15/26	750,000	871,305
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, 5.00%, 06/15/42	500,000	540,540
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	170,000	197,079
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 3.00%, 06/15/29	250,000	232,258
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, (OID), 3.25%, 06/15/38	350,000	329,252
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	855,000	952,957
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	200,000	216,616
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	923,722
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/28	500,000	482,680
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	239,383
Tenafly School District, Refunding Bonds, General Obligation Unltd, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	237,633
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	550,000	497,711
		14,088,763

New Mexico 1.23%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	488,150
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	239,657
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	487,822
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	145,000	146,679
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.50%, 09/01/27	245,000	249,702
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	250,000	255,893
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	78,115
		1,946,018

HIGH YIELD TAX-FREE FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York 24.16%
City of New York, Public Improvements, General Obligation Unltd, Series A-1, Callable 08/01/21 @ 100, (OID), 4.50%, 08/01/35	$500,000	$541,840
City of New York, Refunding Bonds, General Obligation Unltd, Series C, Callable 08/01/22 @ 100, (OID), 3.13%, 08/01/33	100,000	95,559
City of New York, Refunding Bonds, General Obligation Unltd, Series E, Callable 02/01/23 @ 100, 3.00%, 08/01/33	250,000	231,025
City of New York, Refunding Bonds, General Obligation Unltd, Series E, Callable 02/01/23 @ 100, 4.00%, 08/01/32	250,000	265,875
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	60,000	63,471
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	223,296
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	291,367
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	138,184
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	289,990
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/22 @ 100, 4.00%, 11/15/31	250,000	265,372
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 4.00%, 11/15/33	100,000	103,021
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	278,860
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/46	350,000	379,533
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	112,865
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 11/15/22 @ 100, (OID), 4.25%, 11/15/42	495,000	503,593
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/22 @ 100, 4.00%, 11/15/30	500,000	522,330
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	270,357
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	105,648
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	278,860
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	563,740
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D-1, Callable 11/01/22 @ 100, (OID), 3.75%, 11/01/29	500,000	508,455
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series E, Callable 11/15/22 @ 100, (OID), 4.00%, 11/15/38	1,675,000	1,676,273
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series H, Callable 11/15/22 @ 100, 3.63%, 11/15/37	300,000	289,779
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	295,732
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series A, Callable 09/15/19 @ 100, (Fannie Mae), 4.50%, 09/15/25	200,000	215,162

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	$500,000	$521,925
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	263,295
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	499,990
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	106,706
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	257,953
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	499,990
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	265,672
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	264,837
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	176,526
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	107,695
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	261,525
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.95%, 11/01/43	250,000	260,280
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	102,378
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	153,468
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (NATL-RE), 5.00%, 03/01/36	200,000	209,962
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	3,750,000	3,891,487
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	744,451
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 07/15/22 @ 100, (State Aid Withholding), 4.00%, 07/15/42	250,000	255,245
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	288,615
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	576,840
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, (OID), 3.25%, 06/15/47	250,000	221,743
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	500,000	557,290
New York City Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	276,127
New York City Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	100,667

HIGH YIELD TAX-FREE FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 4.00%, 06/15/39	$1,000,000	$1,028,680
New York City Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, Series FF, Callable 06/15/22 @ 100, (OID), 4.00%, 06/15/45	500,000	511,975
New York Convention Center Development Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/15 @ 100, (AMBAC), 5.00%, 11/15/44	250,000	264,490
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	285,545
New York Mortgage Agency, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 3.45%, 10/01/33	250,000	250,865
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	55,960
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,027,870
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.00%, 10/01/36	895,000	922,324
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.13%, 10/01/40	1,000,000	1,030,740
New York Mortgage Agency, Refunding Revenue Bonds, Series 176, Callable 04/01/22 @ 100, 3.65%, 10/01/37	250,000	248,395
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	120,986
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	119,851
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/17 @ 100, 5.00%, 05/01/22	660,000	725,729
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	204,047
New York State Dormitory Authority, Revenue Bonds, Callable 11/01/16 @ 100, 5.00%, 11/01/34	700,000	737,170
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	218,414
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	567,775
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.50%, 05/01/37	350,000	392,287
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 12/15/22 @ 100, 4.00%, 12/15/33	500,000	525,015
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series A, Callable 10/01/22 @ 100, (AGM) (OID), 4.00%, 10/01/38	500,000	504,330
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	300,000	339,420
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/32	500,000	567,795
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (OID), 5.00%, 05/01/41	500,000	551,990
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	45,899
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	849,180
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, 4.00%, 07/01/31	125,000	132,429
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.13%, 07/01/42	500,000	479,860
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	174,588

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series D, Callable 10/01/22 @ 100, (AGM) (OID), 3.50%, 10/01/32	$270,000	$260,723
New York State Dormitory Authority, Refunding Revenue Bonds, Series D, Callable 10/01/22 @ 100, (AGM) (OID), 4.00%, 10/01/37	175,000	176,516
New York State Dormitory Authority, Revenue Bonds, Series F, Callable 10/01/22 @ 100, (AGM) (OID), 3.10%, 10/01/29	200,000	191,494
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	271,076
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	104,445
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	212,326
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	275,410
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	224,967
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	165,500
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	529,695
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 05/01/22 @ 100, 3.75%, 11/01/37	250,000	251,143
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series D, Callable 05/01/22 @ 100, 3.50%, 11/01/42	200,000	192,492
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series D, Callable 05/01/22 @ 100, 3.60%, 05/01/45	200,000	192,256
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series E, Callable 05/01/22 @ 100, (SONYMA), 3.50%, 11/01/42	100,000	95,725
New York State Thruway Authority, Revenue Bonds, Series I, Callable 01/01/22 @ 100, (OID), 4.13%, 01/01/42	500,000	514,600
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	122,647
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	453,545
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	453,545
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, 3.00%, 12/01/32	250,000	239,208
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	250,000	235,818
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	232,825
Tobacco Settlement Financing Corp., Housing, Revenue Bonds, Callable 06/01/13 @ 100, 5.50%, 06/01/19	250,000	252,083
Triborough Bridge & Tunnel Authority, Public Improvements, Revenue Bonds, Series A, Callable 11/15/22 @ 100, 4.00%, 11/15/37	250,000	259,298
		38,165,800

HIGH YIELD TAX-FREE FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

North Carolina 0.39%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	$100,000	$111,411
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	280,287
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	230,066
		621,764

North Dakota 0.05%
North Dakota Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series B, Callable 01/01/21 @ 100, 4.45%, 01/01/25	70,000	74,572

Ohio 1.09%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	379,529
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	78,063
Kent State University, OH, Public Improvements, Revenue Bonds, Series A, Callable 05/01/22 @ 100, (OID), 4.00%, 05/01/32	500,000	515,750
Ohio Higher Educational Facilities Revenue, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	266,220
Ohio Higher Educational Facilities Revenue, Hospital Improvements, Revenue Bonds, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	279,527
Ohio State University, University & College Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 4.00%, 06/01/43	200,000	203,000
		1,722,089

Oklahoma 0.48%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/38	250,000	253,620
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	250,990
Oklahoma Water Resources Board, Water Utility Improvements, Revenue Bonds, Series A, Callable 04/01/22 @ 100, (OID), 3.50%, 04/01/36	250,000	252,503
		757,113

Oregon 0.87%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	114,478
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	268,605
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.50%, 08/15/28	250,000	284,470
Oregon Health & Science University, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.88%, 07/01/28	250,000	257,938
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	39,736
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	215,778
State of Oregon, University & College Improvements, Refunding Bonds, General Obligation Unltd, Series A, Callable 08/01/23 @ 100, (OID), 3.25%, 08/01/38	200,000	189,062
		1,370,067

Pennsylvania 2.71%
City of Philadelphia, Refunding Bonds, General Obligation Unltd, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	151,351
City of Philadelphia, Refunding Bonds, General Obligation Unltd, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	237,415

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
City of Philadelphia, Public Improvements Refunding Bonds, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	$750,000	$851,287
Governor Mifflin School District, Refunding Bonds, General Obligation Unltd, Series A, Callable 04/01/23 @ 100, (State Aid Withholding), 3.00%, 04/01/29	500,000	470,665
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	568,065
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	103,624
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	111,340
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	110,997
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	283,973
Pennsylvania Higher Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable UPDATED NEXT CALL DATEUPDATED NEXT CALL PRICE, (OID), 5.50%, 05/01/34	100,000	100,409
Pennsylvania Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series 114C, Callable 10/01/21 @ 100, 3.65%, 10/01/37	250,000	249,278
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 4.00%, 12/01/32	250,000	258,295
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	289,162
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	113,208
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facility Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (AGM) (OID), 4.00%, 02/01/28	375,000	387,682
		4,286,751

Puerto Rico 11.96%
Commonwealth of Puerto Rico, General Obligation Unltd, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	260,302
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/22	250,000	253,665
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	502,115
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, (CIFG) (TCRS), 5.00%, 07/01/29	200,000	201,932
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/22 @ 100, (OID), 5.13%, 07/01/37	225,000	211,181
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	355,918
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/24	300,000	307,932
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	250,865
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	375,000	405,142
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/18 @ 100, (OID), 5.38%, 07/01/33	250,000	249,520

HIGH YIELD TAX-FREE FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, (NATL-RE), 5.50%, 07/01/19	$500,000	$541,910
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, (AGM), 6.00%, 07/01/33	350,000	362,554
Commonwealth of Puerto Rico, General Obligation Unltd, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	100,000	102,002
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series A-4, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	203,842
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	100,926
Commonwealth of Puerto Rico, General Obligation Unltd, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	106,315
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series C, Callable 07/01/16 @ 100, (AGM), 6.00%, 07/01/36	500,000	516,420
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unltd, Series C, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/39	1,385,000	1,407,880
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unltd, Series E, Callable 07/01/16 @ 100, (OID), 5.63%, 07/01/32	625,000	623,119
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	244,910
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/30	250,000	234,843
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 5.00%, 07/01/33	200,000	183,518
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/29	250,000	242,278
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 5.25%, 07/01/42	135,000	123,179
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.75%, 07/01/37	500,000	494,790
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 6.00%, 07/01/38	500,000	505,765
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 6.00%, 07/01/44	355,000	356,860
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	242,713
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (AGM), 5.00%, 07/01/20	500,000	519,430
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series XX, Callable 07/01/15 @ 100, (OID), 5.25%, 07/01/35	250,000	245,475
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100, (AGM), 4.95%, 07/01/26	95,000	99,526
Puerto Rico Highway & Transportation Authority, Highway Improvements, Revenue Bonds, Series D, Callable 06/03/13 @ 100, (AGM) (OID), 5.00%, 07/01/32	220,000	220,022
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series H, Callable 07/01/20 @ 100, 5.45%, 07/01/35	20,000	19,896
Puerto Rico Public Buildings Authority, Public Improvements, Revenue Bonds, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	626,166
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	110,217
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	945,000	1,037,383

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Public Buildings Authority, Economic Improvements, Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	$ 235,000	$245,446
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	460,000	487,186
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	255,127
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	257,805
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100, (Commonwealth Guaranteed), 6.00%, 07/01/38	100,000	101,015
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/21	180,000	185,879
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	187,999
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed), 5.25%, 07/01/23	100,000	102,122
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/42	925,000	844,007
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	190,426
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	266,947
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	250,000	259,345
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, (OID), 5.25%, 08/01/30	100,000	104,960
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries A, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/37	420,000	447,649
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries C, Callable 08/01/20 @ 100, (OID), 5.38%, 08/01/36	850,000	875,075
Puerto Rico Sales Tax Financing Corp, Public Improvements, Revenue Bonds, Subseries C, Callable 08/01/20 @ 100, 6.00%, 08/01/39	1,500,000	1,615,740
		18,897,239

Rhode Island 1.26%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	506,640
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	155,000	156,899
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	225,787
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	269,810
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, 3.45%, 04/01/35	250,000	242,483
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	554,515
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	37,575
		1,993,709

HIGH YIELD TAX-FREE FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

South Carolina 0.20%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100, (OID), 5.75%, 08/01/36	$ 250,000	$260,135
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	56,303
		316,438

South Dakota 0.40%
City of Sioux Falls Sales Tax Revenue, Public Improvements, Revenue Bonds, Series A, Callable 11/15/22 @ 100, (OID), 3.25%, 11/15/30	575,000	556,939
South Dakota Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	75,000	78,884
		635,823

Tennessee 0.14%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	226,002

Texas 4.72%
City of Houston, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	546,490
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	251,860
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	194,807
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	119,193
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 11/15/22 @ 100, 5.00%, 11/15/37	1,500,000	1,668,075
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	117,269
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,347,312
Red River Education Financing Corp, University & College Improvements, Revenue Bonds, Callable 03/15/20 @ 100, (OID), 4.38%, 03/15/41	500,000	520,195
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	246,585
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	112,408
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	111,320
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/14 @ 100, (OID), 5.38%, 09/01/30	1,000,000	1,028,070
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	56,959
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	115,448
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	112,251
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	912,465
		7,460,707

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Utah 0.11%
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.25%, 01/01/25	$60,000	$65,744
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.75%, 01/01/33	100,000	109,527
		175,271

Vermont 0.16%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	250,000	244,128

Virgin Islands 0.07%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	110,418

Virginia 0.14%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	215,000	219,659

Washington 0.86%
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	269,267
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	565,895
Washington State Housing Finance Commission, State Single-Family Housing, Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 06/01/36	500,000	519,195
		1,354,357

West Virginia 0.96%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	271,510
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	216,098
West Virginia Water Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.00%, 10/01/39	1,000,000	1,021,420
		1,509,028

Wisconsin 1.23%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	455,708
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	107,051
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	100,000	112,020
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Callable 04/15/15 @ 100, (OID), 5.63%, 04/15/33	100,000	105,586
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Series A, Callable 07/15/21 @ 100, (AGM), 5.00%, 07/15/27	1,050,000	1,164,744
		1,945,109

HIGH YIELD TAX-FREE FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Wyoming 0.33%
Wyoming Community Development Authority, Refunding Revenue Bonds, Series 2, Callable 12/01/21 @ 100, 4.25%, 12/01/37	$500,000	$514,220
Total U.S. Municipal (Cost 147,992,576)		155,875,704

Money Market 0.95%
Federated Municipal Obligations Fund, 0.01%	1,498,023	1,498,023
Total Money Market (Cost 1,498,023)		1,498,023

Total Investments — 99.61% (Cost 149,490,599)		157,373,727
Other Assets in Excess of Liabilities — 0.39%		619,701
NET ASSETS — 100.00%		$157,993,428

ACA - Insured by ACA Financial Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Capitalized Interest Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance.

GO - General Obligation

GTD - Guaranteed

INS - Insured

MBIA - Municipal Bond Insurance Association

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

TCRS - Transferable Custodial Receipts

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Collateralized Mortgage Obligations 0.33%
Banc of America Mortgage Securities, Inc., A9, 5.50%, 08/25/33	$3,288	$3,279
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	329,000	336,750
Citicorp Mortgage Securities, Inc., 1A2, 6.00%, 04/25/36	100,000	101,161
CountryWide Home Loan Mortgage Pass-Through Trust, A27, 5.50%, 10/25/35	111,000	104,015
CountryWide Home Loan Mortgage Pass-Through Trust, A7, 5.50%, 10/25/35	120,000	112,449
Mastr Asset Securitization Trust , 2A2, 5.50%, 10/25/33	78,691	79,480
Washington Mutual Mortgage Pass-Through Certificates, A11, 5.50%, 11/25/33	70,768	72,392
Washington Mutual Mortgage Pass-Through Certificates, A2, 5.50%, 11/25/33	27,953	28,041
Total Collateralized Mortgage Obligations (Cost 569,961)		837,567

U.S. Municipal 66.26%

Alabama 0.75%
City of Montgomery, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 02/01/20 @ 100, 5.70%, 02/01/40	500,000	555,045
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	800,721
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	557,655
		1,913,421

Arizona 1.30%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	250,000	285,148
Glendale Municipal Property Corp., Revenue Bonds, Series B, Callable 07/01/13 @ 102, (AMBAC), 5.58%, 07/01/32	200,000	204,468
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,558,803
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,285,953
		3,334,372

California 7.51%
Alhambra Unified School District, University & College Improvements, General Obligation Unltd, 6.70%, 02/01/26	465,000	562,827
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	341,232
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, (OID), 6.75%, 06/01/40	1,250,000	1,404,950
City of Tulare Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,209,590
Colton Joint Unified School District, School Improvements, General Obligation Unltd, Series C, 6.01%, 08/01/26	1,000,000	1,139,050
County of San Bernardino, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	200,809
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	605,985

INCOME FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Napa Valley Unified School District, School Improvements, Build America Bonds, General Obligation Unltd, 6.51%, 08/01/43	$500,000	$660,115
Northern California Power Agency, Build America Revenue Bonds, 7.31%, 06/01/40	1,500,000	1,915,515
Oakland Redevelopment Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	573,070
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	222,908
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	573,070
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,514,622
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,151,450
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	585,465
State of California, Recreational Facility Improvements, Build America Bonds, General Obligation Unltd, Callable 11/01/20 @ 100, 7.70%, 11/01/30	2,600,000	3,277,768
State of California, School Improvements, Build America Bonds, General Obligation Unltd, Callable 03/01/20 @ 100, 7.95%, 03/01/36	1,500,000	1,878,285
West Contra Costa Unified School District, School Improvements, General Obligation Unltd, Series A-1, 6.25%, 08/01/30	1,250,000	1,389,462
		19,206,173

Colorado 0.84%
Adams State College, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	268,465
City of Brighton, Public Improvements, Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	287,840
Colorado Mesa University, University & College Improvements, Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,318,610
County of Gunnison, Public Improvements, Build America Bonds, Certificate Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	284,755
		2,159,670

Connecticut 0.69%
City of Bridgeport, School Improvements, Build America Bonds, General Obligation Unltd, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,192,840
City of Waterbury, Public Improvements, General Obligation Unltd, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	568,400
		1,761,240

District of Columbia 0.23%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	581,520

Florida 5.71%
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	108,559
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	217,598
City of Miami, Refunding Revenue Bonds, (OID), 6.75%, 12/01/18	1,000,000	1,132,160
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	528,333
City of Miami Gardens, Public Improvements, Build America Bonds, Certificate Participation, 7.17%, 06/01/26	1,250,000	1,450,200
City of Oakland Park Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	334,758

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	$250,000	$282,918
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	459,189
County of Miami-Dade, Transit Improvements, Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,143,280
County of Miami-Dade, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	822,060
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,286,550
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	556,505
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.62%, 07/01/40	400,000	453,572
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	569,390
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	298,920
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	193,032
Florida Governmental Utility Authority, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,122,980
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	275,425
Florida State Department Environmental Protection Preservation , Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,773,690
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,107,370
Town of Davie Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	297,333
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	186,135
		14,599,957

Georgia 1.11%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,830,925

Idaho 0.37%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	943,542

Illinois 8.26%
Chicago Board of Education, School Improvements, General Obligation Unltd, 6.32%, 11/01/29	250,000	291,183
Chicago Transit Authority, Pension Funding, Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	429,709
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	115,098
City of Chicago, Public Improvements, Build America Bonds, General Obligation Unltd, 7.52%, 01/01/40	2,030,000	2,532,445
City of Chicago, Public Improvements, General Obligation Unltd, 7.78%, 01/01/35	500,000	648,410

INCOME FUND	31

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
City of Chicago, Public Improvements, General Obligation Unltd, Series B, 5.43%, 01/01/42	$1,500,000	$1,533,390
City of Chicago, Refunding Revenue Bonds, Series B, 5.50%, 01/01/35	1,465,000	1,656,578
City of Chicago, Public Improvements, General Obligation Unltd, Series B, 6.03%, 01/01/42	500,000	545,965
City of Chicago Heights, Refunding Bonds, General Obligation Unltd, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	552,875
City of Chicago Heights, Refunding Bonds, General Obligation Unltd, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	167,021
City of Chicago Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	342,255
City of Markham, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/20 @ 100, (AGM), 7.40%, 12/01/25	1,195,000	1,376,759
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	935,735
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unltd, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,105,830
Lake County School District No. 56 Gurnee, School Improvements, Build America Bonds, General Obligation Unltd, Callable 01/01/21 @ 100, 5.90%, 01/01/25	535,000	625,361
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	299,077
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	250,000	303,022
State of Illinois, Pension Funding, General Obligation Unltd, 5.10%, 06/01/33	2,000,000	1,971,500
State of Illinois, Public Improvements, General Obligation Unltd, 6.63%, 02/01/35	1,960,000	2,205,216
State of Illinois, School Improvements, Build America Bonds, General Obligation Unltd, 6.75%, 03/01/30	245,000	283,739
State of Illinois, Public Improvements, Build America Bonds, General Obligation Unltd, Series B, (OID), 5.75%, 01/01/37	250,000	257,533
Village of Glenwood, Public Improvements, Build America Bonds, General Obligation Unltd, (AGM), 7.03%, 12/01/28	1,500,000	1,895,820
Village of Rosemont, Public Improvements, General Obligation Unltd, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	580,870
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Ltd, 5.71%, 12/15/30	400,000	465,656
		21,121,047

Indiana 1.26%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	896,352
Mount Vernon of Hancock County Multi-School Building Corp., (OID), 5.35%, 01/15/33	2,245,000	2,324,540
		3,220,892

Kansas 0.17%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	443,660

Kentucky 1.05%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	276,730

32	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Kentucky (cont.)
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	$1,000,000	$ 1,072,540
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,065,750
Princeton Electric Plant Board, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, (OID), 7.00%, 11/01/42	250,000	273,620
		2,688,640

Louisiana 0.88%
City of New Orleans, Swap Termination Refunding Bonds, General Obligation Ltd, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	528,135
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,712,157
		2,240,292

Massachusetts 0.59%
City of Worcester, Pension Funding, General Obligation Ltd, (AGM) (OID), 6.25%, 01/01/28	240,000	274,133
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	939,997
Massachusetts Housing Finance Agency, Revenue Bonds, Series C, Callable 12/01/22 @ 100, 4.03%, 12/01/27	100,000	101,429
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	188,176
		1,503,735

Michigan 3.26%
Avondale School District, School Improvements, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	546,690
Belding Area Schools, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.62%, 05/01/35	200,000	219,604
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.60%, 05/01/30	150,000	166,319
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.85%, 05/01/35	100,000	110,408
City of Oak Park, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 7.00%, 05/01/36	250,000	281,068
Comstock Park Public Schools, School Improvements, General Obligation Unltd, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	224,532
County of Oakland , Pension Funding, Certificate Participation, Callable 04/01/14 @ 100, (OID), 6.25%, 04/01/26	1,000,000	1,054,590
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	290,728
L’Anse Creuse Public Schools, School Improvements, Build America Bonds, General Obligation Unltd, Series B, Callable 05/01/20 @ 100, 6.59%, 05/01/40	200,000	218,786
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 6.83%, 05/01/40	250,000	283,020
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	567,160
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	500,000	563,870
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 7.31%, 06/01/34	2,855,000	2,506,090
Milan Area Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	574,288

INCOME FUND	33

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Onsted Community Schools, School Improvements, General Obligation Unltd, Callable 05/01/20 @ 100, 5.90%, 05/01/27	$ 150,000	$ 164,411
St. Johns Public Schools, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, 6.65%, 05/01/40	250,000	277,308
St. Joseph School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 05/01/20 @ 100, (AGM), 6.66%, 05/01/35	250,000	272,915
		8,321,787

Mississippi 0.24%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	500,000	620,655

Missouri 2.20%
City of Kansas City, Revenue Bonds, Series D , 7.83%, 04/01/40	2,500,000	2,978,150
City of Sedalia, Sewer Improvements, Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	276,755
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	296,852
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	628,658
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,442,870
		5,623,285

Nebraska 0.09%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	227,100

Nevada 2.19%
City of Las Vegas, Public Improvements, Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,297,791
County of Clark, Transit Improvements, Build America Bonds, General Obligation Ltd, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,157,690
County of Clark, Public Improvements, Build America Bonds, General Obligation Ltd, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	1,385,000	1,660,380
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	313,280
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Ltd, Callable 06/01/19 @ 100, 7.10%, 06/01/39	800,000	917,720
Pershing County School District, School Improvements, Build America Bonds, General Obligation Ltd, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	239,716
		5,586,577

New Jersey 2.74%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 10/01/15 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	527,935
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, 6.31%, 07/01/26	750,000	837,502
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	558,270
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	534,490
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,114,520

34	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	$250,000	$353,062
New Jersey Transportation Trust Fund Authority, Transit Improvements, Build America Revenue Bonds, Series C, Callable 12/15/20 @ 100, 6.10%, 12/15/28	2,115,000	2,476,009
South Jersey Transportation Authority, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	589,620
		6,991,408

New York 7.04%
City of New York, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	294,383
City of New York, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	583,620
City of New York, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	597,875
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unltd, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	594,180
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unltd, Series G, 5.38%, 10/01/24	500,000	573,795
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	219,537
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	155,646
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,062,154
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,301,710
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,945,650
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	607,480
New York City Housing Development Corp., Revenue Bonds, Series E, Callable 11/01/21 @ 100, 4.40%, 11/01/32	500,000	508,205
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,807,700
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	649,522
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	674,270
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	597,935
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,143,960
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	582,070
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	240,448
New York Mortgage Agency, Revenue Bonds, Series 172, Callable 10/01/21 @ 100, 4.20%, 10/01/27	1,500,000	1,607,670

INCOME FUND	35

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	$ 500,000	$ 555,840
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/62	500,000	499,805
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	190,271
		17,993,726

North Carolina 0.10%
County of Cabarrus, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	268,760

North Dakota 0.41%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,048,620

Ohio 2.60%
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	558,745
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,833,448
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	230,000	321,027
County of Franklin, Refunding Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	295,453
County of Franklin, Refunding Build America Bonds, General Obligation Ltd, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	250,000	292,595
Cuyahoga County, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,240,890
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	607,250
Madison Local School District Lake County, School Improvements, General Obligation Unltd, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	273,915
Mariemont City School District, General Obligation Unltd, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	126,500
Springfield Local School District Summit County, School Improvements, Build America Bonds, General Obligation Unltd, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	224,618
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	333,042
Three Rivers Local School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 12/01/20 @ 100, (AGM), 6.37%, 12/01/47	500,000	534,705
		6,642,188

Oklahoma 0.22%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	551,130

Oregon 0.11%
Oregon State Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	272,675

36	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania 1.56%
Mount Union Area School District, School Improvements, Build America Bonds, General Obligation Ltd, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	$1,000,000	$1,085,320
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	697,517
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	512,140
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	354,558
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,173,530
Township of Bristol, Pension Funding, General Obligation Unltd, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	168,020
		3,991,085

Puerto Rico 2.03%
Government Development Bank for Puerto Rico, Cash Flow Management, Revenue Bonds, Series A, (OID), 3.88%, 02/01/17	2,500,000	2,428,375
Government Development Bank for Puerto Rico, Economic Improvements, Revenue Bonds, Series B, 4.70%, 05/01/16	2,250,000	2,277,810
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series B, Callable 07/01/15 @ 100, 5.00%, 07/01/23	500,000	474,195
		5,180,380

Rhode Island 0.04%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	101,128

South Carolina 0.10%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	267,483

South Dakota 0.18%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	462,064

Tennessee 1.65%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,717,425
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,492,100
		4,209,525

Texas 3.79%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,054,039
City of Lancaster, Public Improvements, Build America Bonds, General Obligation Ltd, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	860,880
City of Laredo Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	522,660
City of San Antonio, Public Improvements, Build America Bonds, General Obligation Ltd, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	289,285
County of Bexar, Public Improvements, General Obligation Ltd, Callable 06/15/19 @ 100, 5.76%, 06/15/40	500,000	551,770

INCOME FUND	37

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
County of Bexar, Public Improvements, General Obligation Ltd, Callable 06/15/19 @ 100, 6.63%, 06/15/39	$500,000	$588,285
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,913,100
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	269,933
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,428,060
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	993,197
Riesel Independent School District, School Improvements, Build America Bonds, General Obligation Unltd, Callable 08/15/19 @ 100, (GTD), 5.54%, 08/15/40	200,000	212,416
		9,683,625

Utah 0.22%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	566,155

Virgin Islands 0.83%
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	964,278
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,163,160
		2,127,438

Virginia 1.86%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 05/20/13 @ 100, (OID), 6.71%, 06/01/46	6,365,000	4,746,253

Washington 0.81%
City of Seattle Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	307,610
Cowlitz County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	639,045
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	286,698
Klickitat County Public Utility District No. 1, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	500,000	527,355
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	298,630
		2,059,338

West Virginia 0.80%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,385,000	2,055,894

Wisconsin 0.47%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,197,850
Total U.S. Municipal (Cost 154,863,187)		169,345,215

38	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Shares	Market Value

Common Stocks 2.86%

Energy 2.86%
Boardwalk Pipeline Partners LP	40,000	$1,172,400
Enbridge Energy Partners LP	34,400	1,036,816
Energy Transfer Partners LP	31,000	1,571,390
Kinder Morgan Energy Partners LP	5,000	448,850
Regency Energy Partners LP	40,000	1,003,200
Targa Resources Partners LP	16,800	773,136
Williams Partners LP	25,000	1,295,000
Total Common Stocks (Cost 7,033,162)		7,300,792
	Principal Amount

Corporate Bonds 12.02%
Alcoa, Inc., 5.55%, 02/01/17	$250,000	275,928
Alcoa, Inc., 5.90%, 02/01/27	500,000	532,438
Alcoa, Inc., 6.75%, 07/15/18	500,000	571,767
Allstate Corp./The, 6.50%, 05/15/57	250,000	275,000
Altria Group, Inc., 9.25%, 08/06/19	250,000	348,917
Bank of America Corp., Series MTN, 5.00%, 05/13/21	1,000,000	1,122,803
Baylor College of Medicine, 5.26%, 11/15/46	2,000,000	2,105,600
BellSouth Corp., 6.00%, 11/15/34	875,000	976,751
Boston University, 5.20%, 10/01/45	385,000	457,453
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	220,500
Citigroup, Inc., 5.88%, 02/22/33	110,000	121,078
Con-way, Inc., 6.70%, 05/01/34	1,000,000	1,054,066
DDR Corp., Series MTN, 7.50%, 07/15/18	500,000	613,842
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,140,860
Duke Realty LP, 4.38%, 06/15/22	250,000	266,405
Exelon Generation Co. LLC, Series 144A, 5.60%, 06/15/42	400,000	434,992
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	347,153
Ford Motor Co., 9.98%, 02/15/47	1,000,000	1,445,483
General Electric Capital Corp., Series GMTN, 6.88%, 01/10/39	1,000,000	1,314,731
General Electric Capital Corp., Series A, 7.13%, 12/15/49	1,430,000	1,666,066
Goldman Sachs Group, Inc./The, 6.00%, 06/15/20	500,000	590,989
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	540,693
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	500,000	562,062
Hewlett-Packard Co., 6.00%, 09/15/41	500,000	510,665
Kilroy Realty LP, 4.80%, 07/15/18	100,000	111,695
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	300,869
Liberty Property LP, 6.63%, 10/01/17	355,000	421,707
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,557,500
Morgan Stanley, 5.75%, 01/25/21	1,000,000	1,157,441
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	404,372
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	1,107,807
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	1,002,415
Pitney Bowes, Inc., 5.60%, 03/15/18	500,000	536,521
Prologis , 6.88%, 03/15/20	415,000	511,274
Qwest Corp., 7.13%, 11/15/43	1,000,000	1,021,112

INCOME FUND	39

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Principal Amount	Market Value

Corporate Bonds (cont.)
Simon Property Group LP, 10.35%, 04/01/19	$150,000	$216,732
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,229,367
Tupperware Brands Corp., 4.75%, 06/01/21	500,000	527,503
UDR, Inc., Series MTN, 5.25%, 01/15/15	110,000	117,590
United States Cellular Corp., 6.70%, 12/15/33	2,000,000	2,114,268
Valero Energy Corp., 8.75%, 06/15/30	224,000	300,483
Wells Fargo & Co., Series K, 7.98%, 03/29/49	500,000	577,812
Total Corporate Bonds (Cost 28,550,831)		30,712,710
	Shares

Preferred Stocks 17.34%

Financials 3.54%
Aegon NV, 8.00%	20,000	574,000
Aflac, Inc., 5.50%	20,000	526,000
American Financial Group, Inc., 5.75%	20,000	528,400
American Financial Group, Inc., 6.38%	10,000	268,300
Aviva PLC, 8.25%	20,100	571,644
Bank of New York Mellon Corp./The, 5.20%	20,000	505,800
City National Corp./CA, Series C, 5.50%	20,000	498,000
Fifth Street Finance Corp., 5.88%	24,700	616,512
General Electric Capital Corp., 4.88%	10,000	257,200
JPMorgan Chase & Co, Series P, 5.45%	10,000	250,900
KKR Financial Holdings LLC, 7.50%	10,000	281,800
KKR Financial Holdings LLC, 8.38%	30,000	868,200
PNC Financial Services Group, Inc., Series Q, 5.38%	10,000	254,700
PNC Financial Services Group, Inc., Series P, 6.13%	9,500	262,865
Protective Life Corp., 6.25%	20,000	525,200
State Street Corp., Series C, 5.25%	30,000	759,300
U.S. Bancorp, Series G, 6.00%	6,500	180,960
U.S. Bancorp, Series F, 6.50%	10,000	298,600
Wells Fargo & Co., 5.20%	40,000	1,019,600
		9,047,981

Industrials 0.51%
Pitney Bowes, Inc., 6.70%	10,000	257,400
Stanley Black & Decker, Inc., 5.75%	40,000	1,056,000
		1,313,400

Real Estate Investment Trusts 11.12%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	40,000	1,056,000
CBL & Associates Properties, Inc., Series E, 6.63%	36,696	926,207
CommonWealth REIT, 5.75%	10,000	246,000
CommonWealth REIT, 7.50%	80,565	1,753,900
Digital Realty Trust, Inc., Series F, 6.63%	20,000	539,200
Digital Realty Trust, Inc., Series E, 7.00%	40,000	1,082,800
Health Care REIT, Inc., Series J, 6.50%	40,000	1,071,600
Hudson Pacific Properties, Inc., Series B, 8.38%	20,000	533,400
Kimco Realty Corp., Series J, 5.50%	78,200	1,984,716
Kimco Realty Corp., Series K, 5.63%	30,000	759,300
Kimco Realty Corp., Series I, 6.00%	40,000	1,040,800
Kimco Realty Corp., Series H, 6.90%	10,000	267,500

40	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

	Shares	Market Value

Real Estate Investment Trusts (cont.)
National Retail Properties, Inc., Series D, 6.63%	20,000	$531,000
PS Business Parks, Inc., 5.70%	10,000	248,800
PS Business Parks, Inc., Series T, 6.00%	54,900	1,414,224
PS Business Parks, Inc., Series S, 6.45%	20,000	528,000
Public Storage, Inc., Series W, 5.20%	10,000	250,200
Public Storage, Inc., Series V, 5.38%	10,000	253,600
Public Storage, Inc., Series U, 5.63%	30,000	773,100
Public Storage, Inc., Series S, 5.90%	22,000	577,500
Public Storage, Inc., Series R, 6.35%	60,000	1,607,400
Public Storage, Inc., Series Q, 6.50%	20,000	548,800
Regency Centers Corp., Series 7, 6.00%	44,275	1,121,043
Regency Centers Corp., Series 6, 6.63%	52,000	1,376,440
Senior Housing Properties Trust, 5.63%	40,000	1,002,000
Taubman Centers, Inc., Series K, 6.25%	20,000	499,800
Taubman Centers, Inc., Series J, 6.50%	40,462	1,051,607
Ventas Realty LP / Ventas Capital Corp, 5.45%	10,000	252,300
Vornado Realty LP, 7.88%	41,159	1,116,232
Vornado Realty Trust, Series L, 5.40%	20,000	494,200
Vornado Realty Trust, Series K, 5.70%	60,000	1,527,600
Vornado Realty Trust, Series I, 6.63%	16,000	403,200
Vornado Realty Trust, Series G, 6.63%	40,775	1,025,491
Vornado Realty Trust, Series J, 6.88%	20,000	546,400
		28,410,360

Telecommunication Services 0.51%
Qwest Corp., 7.38%	20,450	543,152
Telephone & Data Systems, Inc., 5.88%	10,000	252,500
United States Cellular Corp., 6.95%	19,200	509,568
		1,305,220

Utilities 1.66%
DTE Energy Co., 5.25%	10,000	255,200
Duke Energy Corp., 5.13%	20,000	507,800
Entergy Louisiana LLC, 5.25%	20,000	515,400
Entergy New Orleans, Inc., 5.00%	20,000	503,000
NextEra Energy Capital Holdings, Inc., 5.00%	15,000	371,550
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	20,000	520,200
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,000	131,250
SCE Trust I, 5.63%	40,000	1,051,600
SCE Trust II, 5.10%	15,000	374,850
		4,230,850
Total Preferred Stocks (Cost 42,289,984)		44,307,811

Money Market 0.34%
Fidelity Institutional Money Market Funds—Prime Money Market Portfolio	872,038	872,038
Total Money Market (Cost 872,038)		872,038

Total Investments — 99.15% (Cost 234,179,163)		253,376,133

INCOME FUND	41

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

Other Assets in Excess of Liabilities — 0.85%	2,184,864
NET ASSETS — 100.00%	$255,560,997

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

GTD - Guaranteed

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

SEEK - Support Education Excellence in Kentucky

42	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS	MARCH 31, 2013 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund and Spirit of America Income Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

•	Level 2	–

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

•	Level 3	–

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2013 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund
Level 1 - Quoted Prices *	$140,542,748	$57,776,261	$1,498,023	$52,480,641
Level 2 - Other Significant Observable Inputs *	—	—	155,875,704	200,895,492
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$140,542,748	$57,776,261	$157,373,727	$253,376,133

* Industries and Security Types as defined in the Schedule of Investments

The Funds did not have any transfers between levels during the period.

C. Option Contracts: The Funds may purchase or write call options to increase or decrease their exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through

SPIRIT OF AMERICA INVESTMENT FUND, INC.	43

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	MARCH 31, 2013 (UNAUDITED)

the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2013.

The cost, unrealized appreciation and depreciation on a federal income tax basis at March 31, 2013 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Estate Income and Growth Fund	$91,863,227	$49,888,555	$(1,209,034)	$48,679,521
Large Cap Value Fund	41,806,711	16,451,891	(482,341)	15,969,550
High Yield Tax Free Bond Fund	149,493,159	8,948,295	(1,067,727)	7,880,568
Income Fund	234,179,163	21,173,436	(1,976,466)	19,196,970

At December 31, 2012, the Real Estate Income and Growth Fund had net capital loss carryforwards for federal income tax purposes of $18,344,602 which are available to reduce future required distributions of net capital gains to shareholders through 2017 and

44	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS	MARCH 31, 2013 (UNAUDITED)

$12,950,750 which are available to reduce future required distributions of net capital gains to shareholders and are not subject to expiration and must first be utilized to offset realized gains of the same character. The Large Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $4,568,160, of which $654,518, $3,065,485 and $848,157 are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017, and 2018, respectively. The High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $522,821 which are available to reduce future required distributions of net capital gains to shareholders through 2017. At December 31, 2012, the Income Fund had no capital loss carryforwards.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2012 for Income Fund were $130,452.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	45

Item 2.     Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	5/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	5/29/13

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	5/29/13